Financial Instruments - Summary of Exposure to Credit Risk (Details) - Trade receivables - CAD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Disclosure of credit risk exposure [line items]
Financial assets	$ 72,594	$ 95,093
Current
Disclosure of credit risk exposure [line items]
Financial assets	48,380	74,097
0-30 days
Disclosure of credit risk exposure [line items]
Financial assets	17,342	17,855
31-60 days
Disclosure of credit risk exposure [line items]
Financial assets	2,180	804
61-90 days
Disclosure of credit risk exposure [line items]
Financial assets	629	320
Over 90 days
Disclosure of credit risk exposure [line items]
Financial assets	$ 4,063	$ 2,017